Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Statement [Abstract]
Net sales	$ 225,727,000	1,397,861,000	1,324,952,000	1,414,289,000
Cost of products sold	(153,325,000)	(949,081,000)	(892,042,000)	(895,473,000)
Gross profit	72,402,000	448,780,000	432,910,000	518,816,000
Selling and administrative	(55,718,000)	(345,464,000)	(339,221,000)	(350,822,000)
Operating profit	16,684,000	103,316,000	93,689,000	167,994,000
Other income ( expense)
Other income, net	4,363,000	27,021,000	19,119,000	14,285,000
Interest income	273,000	1,693,000	1,163,000	1,282,000
Interest expense	(2,072,000)	(12,830,000)	(11,115,000)	(8,088,000)
Income before income taxes	19,248,000	119,200,000	102,856,000	175,473,000
Income taxes	(2,677,000)	(16,579,000)	(14,363,000)	(21,334,000)
Net income	16,571,000	102,621,000	88,493,000	154,139,000
Other comprehensive income (loss)
Foreign currency translation adjustment	(27,000)	(169,000)	(460,000)	(5,415,000)
Total comprehensive Income	$ 16,544,000	102,452,000	88,033,000	148,724,000
Earnings per share
-Basic	$ 1.02	6.32	5.47	9.54
-Diluted	$ 0.99	6.14	5.29	9.37
Weighted average number of shares
-Basic	16,230,165	16,230,165	16,170,107	16,163,696
-Diluted	16,711,192	16,711,192	16,717,277	16,456,611